COMMON STOCK (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 02, 2014 Separation Agreement	Sep. 20, 2013 Separation Agreement	Feb. 27, 2014 North Coast Advisors	Dec. 01, 2013 North Coast Advisors	Jun. 01, 2013 North Coast Advisors	Jul. 12, 2012 North Coast Advisors	Jun. 01, 2012 North Coast Advisors
Common Stock Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock Shares Issued	23,168,337	14,773,496	14,232,496
Shares Issued				250,000	250,000	10,000	20,000	20,000	40,000
Shares Issued, per share value							$ 1.50	$ 1.945	$ 1.12
Term of Agreement								P2Y		P2Y
Shares Issued, value	$ 23,168	$ 14,773	$ 14,232		$ 505,000	$ 18,500
Deferred stock compensation	$ (454,409)	$ (233,942)	$ 0		$ (174,808)